SUBSEQUENT EVENTS (Detail) - USD ($)			1 Months Ended		3 Months Ended
	May 11, 2021	May 10, 2021	Mar. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 09, 2020
Sponsor | Unsecured Promissory Note
Subsequent Event [Line Items]
Aggregate principal amount							$ 300,000
Class B Common Stock
Subsequent Event [Line Items]
Share dividend					575,000
Common shares, shares outstanding			7,200,000	6,625,000	7,200,000	7,200,000
Common shares, shares issued			7,200,000	6,625,000	7,200,000	7,200,000
Founder Shares | Class B Common Stock
Subsequent Event [Line Items]
Share dividend			575,000
Common shares, shares outstanding			7,200,000		7,200,000
Common shares, shares issued			7,200,000		7,200,000
SUBSEQUENT EVENTS | Over-allotment option
Subsequent Event [Line Items]
Founder shares surrendered for cancellation		249,928
Consideration		$ 0
SUBSEQUENT EVENTS | Sponsor | Unsecured Promissory Note
Subsequent Event [Line Items]
Aggregate principal amount	$ 2,000,000
SUBSEQUENT EVENTS | PIPE | SB Management Limited
Subsequent Event [Line Items]
Amount of investment	1,500,000,000
SUBSEQUENT EVENTS | PIPE | Sponsor
Subsequent Event [Line Items]
Amount of investment	200,000,000
SUBSEQUENT EVENTS | Definitive Merger Agreement | Better Holdco Inc.
Subsequent Event [Line Items]
Equity value	6,900,000,000
Post-money equity value	$ 7,700,000,000
SUBSEQUENT EVENTS | Class B Common Stock
Subsequent Event [Line Items]
Common shares, shares outstanding				6,625,000
Common shares, shares issued				6,625,000
SUBSEQUENT EVENTS | Founder Shares | Class B Common Stock
Subsequent Event [Line Items]
Share dividend			575,000	1,006,250
Common shares, shares outstanding			7,200,000	6,625,000	7,200,000
Common shares, shares issued			7,200,000	6,625,000	7,200,000
SUBSEQUENT EVENTS | Sponsor | Class B Common Stock
Subsequent Event [Line Items]
Number of shares surrender				131,250